STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

April 29, 2011

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Brion R. Thompson

Re:	O'Connor Fund of Funds: Long/Short Strategies LLC (formerly, O'Connor Fund of Funds: Long/Short Equity Strategies LLC)
(File Nos. 333-172908 and 811-21195)

Ladies and Gentlemen:

On behalf of O'Connor Fund of Funds:  Long/Short Strategies LLC (formerly, O'Connor Fund of Funds:  Long/Short Equity Strategies LLC) (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the "Registration Statement") (also constituting Amendment No. 1 to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended).

Accompanying this filing are requests for acceleration, on behalf of the Fund and its distributor, of the Fund's Registration Statement to Monday, May 2, 2011.

The Amendment is marked to show changes from the versions of the prospectus and statement of additional information included in the Fund's Registration Statement filed on March 17, 2011.  These changes consist of those made in response to comments provided in your letter to me dated April 14, 2011, as well as various stylistic changes and disclosure clarifications.

Set forth below is a summary of the Staff's comments and the Fund's responses thereto.  For the convenience of the Staff, the comments have been repeated in the headings below.  The Fund's response follows each heading.

PROSPECTUS

Prospectus Summary

Investment Objective and Principal Strategies

Comment 1.    Consistent with the term "equity" in the Fund's name, please disclose a policy of investing at least 80% of the Fund's assets in equity securities.  See Rule 35d-1 under the Investment Company Act of 1940.

Response 1.   In order to eliminate any potential confusion regarding the investment focus of the Fund, the Fund has formally changed its name from "O'Connor Fund of Funds:  Long/Short Equity Strategies LLC" to "O'Connor Fund of Funds:  Long/Short Strategies LLC" by filing a Certificate of Amendment with the Secretary of State of the State of Delaware on April 28, 2011.  (A copy of such Certificate of Amendment has been filed herewith as Exhibit 99(a)(4).)

Comment 2.    Please disclose here a summary of the long and short strategies and each of the equity strategies engaged in by the Fund as part of its principal investment strategy.  Please provide a complete discussion of each of the Fund's principal investment strategies in the Investment Objective and Principal Strategies section later in the prospectus.

Response 2.    The requested disclosure has been added to the prospectus.  "PROSPECTUS SUMMARY—Investment Objective and Principal Strategies" has been revised to include a summary of the long and short strategies and each of the equity strategies engaged in by the Fund as part of its principal investment strategy.  "INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES—Investment Objective" later in the prospectus contains a complete discussion of each of the Fund's principal investment strategies.

Comment 3.    As derivatives are considered part of the Fund's principal investment strategy, please review the disclosure in this section and where appropriate throughout the registration statement, including in particular, under the Risk Factors section, in light of the observations set forth in the letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure to Karrie McMillan, General Counsel, Investment Company institute, dated July 30, 2010.  http://www.sec.gov/divisions/investment/guidance/ici073010.pdf.

Response 3.    In preparing the Amendment, we have taken account of the above comment.  The applicable disclosure in the Amendment has been drafted in a manner that is comparable to that included in the recently effective registration statement of O'Connor Fund of Funds:  Multi-Strategy and which we believe addresses the matters discussed in Mr. Miller's letter.

Summary of Fund Expenses

Comment 4.    Disclosure provides that the Fund may engage in "short sales."  Please confirm that the fee table will include, as an expense, an estimate of dividends paid on the Fund's short sale transactions.  See AICPA Audit and Accounting Guide:  Investment Companies, Paragraph 7.93.j (May 2010).

Response 4.    We confirm that, if the Fund engages in short sale transactions, the fee table will include, as an expense, an estimate of dividends paid on such short sale transactions.  The Fund does not, however, presently intend to engage in such short sale transactions.

STATEMENT OF ADDITIONAL INFORMATION

Fundamental Policies

Comment 5.    The last fundamental policy provides that the Fund will not invest more than 25% of the value of its total assets in the securities of any single industry.  The final sentence of the fundamental policy states that the Fund may invest in Investment Funds that may concentrate their assets in one or more industries.  In our view, although the Fund may invest in Investment Funds which concentrate, the Adviser and the Fund may not ignore the concentration of the underlying Investment Funds when determining whether the Fund is in compliance with its own concentration policy.  For example, in our view, it would be a violation of the Fund's concentration policy for the Fund to invest all its assets in Investment Funds that concentrate in a particular industry or group of industries.  Please add disclosure indicating that the Fund will consider the concentration of underlying Investment Funds when determining compliance with its concentration policy.

Response 5.    The disclosure in the SAI under the caption "ADDITIONAL INVESTMENT POLICIES—Fundamental Policies" indicates that the Fund will consider the concentration of the Investment Funds in determining compliance with its concentration policy.

_______________________________

In addition to the foregoing changes, the Amendment includes the Fund's audited financial statements for the fiscal year ended December 31, 2010 and summary financial highlights derived therefrom.  A consent from the Fund's auditor, Ernst & Young LLP, is included as an exhibit to the Amendment.  The Amendment also includes certain other updating of Fund financial information, numerical data and disclosure clarifications.

Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:

1.           A separate letter from the Fund in which the Fund acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

2.	Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Amendment to May 2, 2011, or as soon thereafter as practicable.

*     *     *     *     *     *     *     *

We hope the Staff finds this letter and the revisions in the prospectus and SAI responsive to the Staff's comments.  Should you have any questions or comments, please feel free to contact me at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/ Gary L. Granik
Gary L. Granik

cc:  Brad A. Green

O'CONNOR FUND OF FUNDS:  LONG/SHORT STRATEGIES LLC
C/O UBS ALTERNATIVE AND QUANTITATIVE INVESTMENTS LLC
677 WASHINGTON BOULEVARD
STAMFORD, CONNECTICUT 06901

April 29, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Brion R. Thompson

Re:	O'Connor Fund of Funds: Long/Short Strategies LLC (the "Fund")
Pre-Effective Amendment No. 1 to Form N-2 Registration Statement
(File Nos. 333-172908 and 811-21195)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Registration Statement on Form N-2, to May 2, 2011 or as soon thereafter as practicable.

Very truly yours,

O'CONNOR FUND OF FUNDS:  LONG/SHORT STRATEGIES LLC

By:           /s/ Robert F. Aufenanger
Name:  Robert F. Aufenanger
Title:    Authorized Person

UBS FINANCIAL SERVICES INC.
1285 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK  10019

April 29, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
Attention:  Mr. Brion R. Thompson

Re:	O'Connor Fund of Funds: Long/Short Strategies LLC (the "Fund")
Pre-Effective Amendment No. 1 to Form N-2 Registration Statement
(File Nos. 333-172908 and 811-21195)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Amendment to the Fund's Registration Statement be accelerated so that it will be declared effective on May 2, 2011, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis.  No preliminary prospectuses have been or will be distributed before the date of effectiveness of the above-referenced Amendment to the Fund's Registration Statement.  Prospective investors will receive final prospectuses.

UBS FINANCIAL SERVICES INC.

By:           /s/ Brian Opatosky
Name:  Brian Opatosky
Title:    Authorized Person

O'CONNOR FUND OF FUNDS:  LONG/SHORT STRATEGIES LLC
c/o UBS Alternative and Quantitative Investments LLC
677 Washington Boulevard
Stamford, Connecticut 06901

April 29, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Brion R. Thompson

Re:	O'Connor Fund of Funds: Long/Short Strategies LLC (the "Fund")
File Nos. 333-172908, 811-21195

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), and in connection with a request for acceleration by the Fund of post-effective Amendment No. 6 to its registration statement on Form N-2, File No. 333-172908, the undersigned Fund acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

O'Connor Fund of Funds:  Long/Short Strategies LLC

By:           /s/ Robert F. Aufenanger
Robert F. Aufenanger
Authorized Signatory